Components of OCI	12 Months Ended
Dec. 31, 2019
Components of OCI [abstract]
Disclosure of analysis of other comprehensive income by item
15.	Components of OCI

	2019	2018	2017
	€	€	€
Cash flow hedges:
Gains arising during the year
Reclassification to profit or loss during the year, net of tax	208	4,909	(163)
Fair value changes of derivatives, net of tax	1,734	183	(2,053)

Cash flow hedging gains	1,942	5,092	(2,216)
Exchange differences:
Exchange differences on translation of foreign operations	2,353	(2,957)	(3,751)
Other comprehensive income not to be reclassified to profit or loss in subsequent years:
Net remeasurement loss on defined benefit plans, net of tax	(2,057)	(760)	352

	2,238	1,375	(5,615)

The disaggregation of changes of OCI attributable to the equity holders of the parent by each type of reserve in equity is shown below:

	Cash flow hedge reserve	Remeasurement on defined benefit plans	Foreign currency translations reserve	Total
	€	€	€	€
As at January 1, 2017	(3,041)	(2,091)	(6,390)	(11,522)
Remeasurement gains on defined benefit plan	—	344	—	344
Cash flow hedges	(2,166)	—	—	(2,166)
Exchange differences on translation of foreign operations	—	—	(3,666)	(3,666)

As at December 31, 2017	(5,207)	(1,747)	(10,056)	(17,010)
Changes in accounting policies	—	—	(68)	(68)
Remeasurement losses on defined benefit plan	—	(717)	—	(717)
Cash flow hedges	4,802	—	—	4,802
Exchange differences on translation of foreign operations	—	—	(3,049)	(3,049)

As at December 31, 2018	(405)	(2,464)	(13,173)	(16,042)
Remeasurement loss on defined benefit plan	—	(2,053)	—	(2,053)
Cash flow hedges	1,965	—	—	1,965
Exchange differences on translation of foreign operations	—	—	2,138	2,138

As at December 31, 2019	1,560	(4,517)	(11,035)	(13,992)